Commitments (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments in operating leases
2016	$888,710
2017	865,763
2018	865,763
2019	876,323
2020	887,045
Thereafter	643,749
$5,027,353